Item 1. Report to Shareholders

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
August 31, 2003

                                                                     Certified
                                                                     Semiannual
                                                                     Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Tax-Free Income shares
--------------------------------------------------------------------------------

               6 Months   Year
               Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $  10.05   $   9.81   $   9.72   $   9.10   $   9.94   $   9.95

Investment
activities

  Net investment
  income (loss)    0.22       0.47       0.48       0.49       0.49       0.50

  Net realized
  and unrealized
  gain (loss)     (0.26)      0.24       0.09       0.62      (0.83)      0.03

  Total from
  investment
  activities      (0.04)      0.71       0.57       1.11      (0.34)      0.53

Distributions

  Net investment
  income          (0.22)     (0.47)     (0.48)     (0.49)     (0.49)     (0.50)

  Net realized
  gain             --         --         --         --        (0.01)     (0.04)

  Total
  distributions   (0.22)     (0.47)     (0.48)     (0.49)     (0.50)     (0.54)

NET ASSET VALUE

End of period  $   9.79   $  10.05   $   9.81   $   9.72   $   9.10   $   9.94
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     (0.38)%     7.42%      5.99%     12.55%     (3.42)%     5.48%

Ratio of total
expenses to
average
net assets          0.54%!    0.55%      0.54%      0.54%       0.55%     0.55%

Ratio of net
investment
income
(loss) to
average
net assets          4.50%!    4.78%      4.95%      5.25%       5.24%     5.06%

Portfolio
turnover rate       33.4%!    24.4%      28.2%      28.6%       44.3%     34.1%

Net assets,
end of period
(in millions)    $  1,443  $  1,501   $  1,442   $  1,403      $1,311  $  1,483

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions

!    Annualized


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Certified Semiannual Report (Unaudited)


Financial Highlights          For a share outstanding throughout each period
--------------------------------------------------------------------------------

Tax-Free Income-Advisor Class shares
--------------------------------------------------------------------------------

                                             6 Months                9/30/02
                                                Ended                Through
                                              8/31/03                2/28/03
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period                        $    10.05             $    10.13

Investment activities

  Net investment income                          0.21                   0.18*

  Net realized and
  unrealized gain (loss)                        (0.25)                 (0.08)**

  Total from investment activities              (0.04)                  0.10

Distributions

  Net investment income                         (0.21)                 (0.18)

NET ASSET VALUE

End of period                              $     9.80             $    10.05
                                           -------------------------------------

Ratios/Supplemental Data
Total return^                                   (0.43)%                 1.02%*

Ratio of total expenses to
average net assets                               0.74%!                 0.90%*!

Ratio of net investment
income (loss) to average
net assets                                       4.08%!                 4.48%*!

Portfolio turnover rate                          33.4%!                 24.4%

Net assets, end of period
(in thousands)                             $    92,967            $        147


* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 6/30/04.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)              August 31, 2003

Statement of Net Assets                                        Par     Value
--------------------------------------------------------------------------------
                                                                In thousands

ALABAMA  1.6%

Alabama Water Pollution Control Auth.
    6.75%, 8/15/17 (AMBAC Insured)         $    2,685             $    2,934

Alexander Special Care Fac. Fin.,
  Russell Hosp.
    6.00%, 12/1/22                              1,000                    944

Baldwin County Eastern Shore Hosp. Auth.
  Thomas Hosp.
    5.75%, 4/1/27                               2,175                  1,939

    6.75%, 4/1/21                               1,450                  1,466

Camden Ind. Dev. Board, Weyerhaeuser,
    6.125%, 12/1/24                             2,500                  2,514

Jefferson County Sewer Revenue
    5.00%, 2/1/41
    (Prerefunded 8/1/12!) (FGIC Insured)        5,385                  5,846

Phoenix County IDB, PCR, MeadWestvaco,
    6.10%, 5/15/30                              3,750                  3,765

Tuscaloosa County Board of Ed.,
    VRDN (Currently 0.85%)                      5,635                  5,635

Total Alabama (Cost $24,966)                                          25,043


ALASKA  0.9%

    Alaska HFC
    5.30%, 12/1/17                              2,760                  2,832

    5.85%, 12/1/14 (MBIA Insured)               1,705                  1,740

    5.875%, 12/1/24 (MBIA Insured)              5,510                  5,613

Valdez Marine, Phillips Petroleum,
    2.00%, 1/1/04                               4,000                  4,010

Total Alaska (Cost $13,683)                                           14,195


ARIZONA  1.6%

Arizona School Fac. Board, 5.50%, 7/1/18        5,000                  5,385

Arizona Transportation Board, 5.00%, 7/1/13     5,000                  5,376

Salt River Agricultural Improvement & Power
    5.00%, 1/1/04                               8,300                  8,413

    5.00%, 1/1/08                               2,250                  2,467

Scottsdale IDA, Scottsdale Healthcare,
    5.80%, 12/1/31                              2,000                  2,007

Yavapai County IDA, Yavapai
  Regional Medical Center
    6.00%, 8/1/33                               1,100                  1,102

Total Arizona (Cost $24,292)                                          24,750

ARKANSAS  0.5%

Little Rock Health Fac. Board,
  Baptist Health
    6.85%, 11/1/08                         $    2,495             $    2,878

North Little Rock, 6.50%, 7/1/15
    (MBIA Insured)                              4,000                  4,795

Total Arkansas (Cost $6,478)                                           7,673


CALIFORNIA  7.4%

California, GO, 5.00%, 2/1/31
    (MBIA Insured)                              5,000                  4,890

California Dept. of Water Resources
    5.375%, 5/1/21                              2,000                  2,028

    5.50%, 5/1/14 (AMBAC Insured)               5,000                  5,484

    5.75%, 5/1/17                               3,000                  3,218

  Central Valley Project
    5.00%, 12/1/13 (FGIC Insured)               8,000                  8,588

California Infrastructure
  & Economic Dev. Bank
  Bay Area Toll
    5.00%, 7/1/36 (AMBAC Insured)              10,700                 10,464

California Statewide CDA
  Community Hosp. of Monterey Peninsula
    5.25%, 6/1/23 (FSA Insured)                 2,000                  2,024

  Sutter Health
    5.625%, 8/15/42                             3,850                  3,858

Foothill / Eastern Transportation
  Corridor Agency
    Zero Coupon, 1/1/15
    (Escrowed to Maturity)                      5,000                  2,975

    Zero Coupon, 1/1/17
    (Escrowed to Maturity)                     18,000                  9,462

    Zero Coupon, 1/1/26
    (Escrowed to Maturity)                      5,000                  1,491

Los Angeles, GO
    6.00%, 9/1/14 (Prerefunded 9/1/04!)
    (MBIA Insured)                              5,000                  5,348

Los Angeles County, Marina del Rey,
    COP, 6.50%, 7/1/08                          3,250                  3,348

Los Angeles Dept. of Water & Power
    5.00%, 7/1/23 (MBIA Insured)                5,000                  5,003

Los Angeles Harbor, 7.60%, 10/1/18
    (Escrowed to Maturity)                      3,440                  4,256

Los Angeles Unified School Dist., GO
    5.00%, 7/1/21 (FSA Insured)            $    7,500             $    7,581

North Orange County Community College Dist.
    5.00%, 2/1/27 (MBIA Insured)                7,000                  6,922

Orange County
  Residual Interest Bond / Inverse Floater
    (Currently 10.62%), 7/1/19
    (MBIA Insured)                              3,000                  3,651

San Francisco Public Utility Comm.
    5.00%, 11/1/27 (FSA Insured)                8,000                  7,892

Southern California Public Power Auth.,
    6.75%, 7/1/11                               4,050                  4,808

Union Elementary School Dist., GO
    Zero Coupon, 9/1/12 (FGIC Insured)          2,945                  1,991

    Zero Coupon, 9/1/13 (FGIC Insured)          3,520                  2,238

Univ. of California Regents
    5.125%, 5/15/15 (AMBAC Insured)             5,900                  6,302

Total California (Cost $107,092)                                     113,822


COLORADO  0.7%

Colorado HFA
  Adventist Health System, 6.50%, 11/15/31      2,500                  2,671

  Catholic Health Initiatives
    VRDN (Currently 0.90%)                      3,000                  3,000

    5.25%, 9/1/21                               1,860                  1,864

  Covenant Retirement Communities,
    6.125%, 12/1/33                             2,000                  1,942

E-470 Public Highway Auth.
    Zero Coupon, 8/31/26
    (Prerefunded 8/31/05!)                      5,500                  1,112

Total Colorado (Cost $10,259)                                         10,589


CONNECTICUT  1.4%

Connecticut
  Special Tax Obligation
    4.00%, 9/1/05 (FGIC Insured)               10,000                 10,513

    7.125%, 6/1/10                              7,350                  8,943

Mohegan Tribe Indians, 6.00%, 1/1/16            2,250                  2,362

Total Connecticut (Cost $20,097)                                      21,818

DELAWARE  0.2%

Delaware HFA, Beebe Medical Center,
    6.75%, 6/1/14                          $    3,500             $    3,635

Total Delaware (Cost $3,444)                                           3,635


DISTRICT OF COLUMBIA  1.8%

District of Columbia, GO
    5.25%, 6/1/27 (MBIA Insured)                8,645                  8,718

    6.00%, 6/1/14 (MBIA Insured)                4,400                  5,043

    6.00%, 6/1/15 (MBIA Insured)                1,550                  1,783

    6.00%, 6/1/17 (MBIA Insured)                3,250                  3,738

District of Columbia
    5.25%, 6/1/27 (Prerefunded 6/1/08!)
    (MBIA Insured)                              1,330                  1,494

    6.00%, 6/1/14 (Escrowed to Maturity)
    (MBIA Insured)                              2,305                  2,687

District of Columbia Tobacco Corp.,
    5.25%, 5/15/09                              5,000                  4,749

Total District of Columbia (Cost $25,808)                             28,212


FLORIDA  2.9%

Dade County, Zero Coupon, 2/1/09
    (MBIA Insured)                             12,185                  9,923

Florida Board of Ed., GO
    5.00%, 6/1/05                               1,425                  1,515

    5.00%, 1/1/15 (MBIA Insured)               10,185                 10,835

    5.50%, 7/1/14 (AMBAC Insured)               4,470                  4,909

Highlands County HFA,
  Adventist Health System/Sunbelt
    6.00%, 11/15/31                             2,750                  2,862

Hillsborough IDA, Tampa Electric,
    5.50%, 10/1/23                              1,955                  1,897

Jacksonville HFA, Genesis Rehabilitation Hosp.
    VRDN (Currently 0.85%)                      4,200                  4,200

Orange County HFA, Westminster Community Care
    6.75%, 4/1/34                               2,500                  1,910

Port St. Lucie Utility
    Zero Coupon, 9/1/16
    (Prerefunded 9/1/06!) (FGIC Insured)        5,000                  2,651

    Zero Coupon, 9/1/26
    (Prerefunded 9/1/06!) (FGIC Insured)        5,000                  1,392

Santa Rosa HFA, Baptist Health Care
    VRDN (Currently 0.85%)                 $    3,000             $    3,000

Total Florida (Cost $43,715)                                          45,094


GEORGIA  6.5%

Albany-Dougherty County Hosp. Auth.
  Phoebe Putney Memorial Hosp.
    VRDN (Currently 0.81%) (AMBAC Insured)      1,700                  1,700

Athens-Clarke County Unified Gov't. Dev. Auth.
  Univ. of Georgia Athletic Assoc.
    VRDN (Currently 0.85%)                      4,500                  4,500

Atlanta Airport
    VRDN (Currently 0.80%) (MBIA Insured)       2,500                  2,500

    VRDN (Currently 0.82%) (MBIA Insured)       5,000                  5,000

Atlanta Water & Sewer, VRDN (Currently 0.85%)
    (FSA Insured)                               1,000                  1,000

Chatham County Hosp. Auth.
  Memorial Univ. Medical Center,
    6.125%, 1/1/24                              4,000                  4,206

Coweta County Residential Care Fac.
  for the Elderly Wesley Woods
  of Newnan-Peachtree City
    8.20%, 10/1/16                              1,350                  1,411

    8.25%, 10/1/26                              1,800                  1,885

DeKalb County Hosp. Auth.
  DeKalb Regional Healthcare System
    VRDN (Currently 0.85%)                      2,000                  2,000

DeKalb County Water & Sewage,
    5.125%, 10/1/31                             3,000                  3,009

Forsyth County School Dist., GO,
    5.75%, 2/1/18                               2,800                  3,078

Fulton-Dekalb Hosp. Auth.
  Grady Memorial Hosp.
    6.80%, 1/1/07 (Escrowed to Maturity)
    (AMBAC Insured)                             5,530                  6,341

    6.80%, 1/1/08 (Escrowed to Maturity)
    (AMBAC Insured)                             5,905                  6,921

    6.85%, 1/1/09 (Escrowed to Maturity)
    (AMBAC Insured)                             6,310                  7,511

    6.85%, 1/1/10 (Escrowed to Maturity)
    (AMBAC Insured)                             6,745                  8,069

Georgia Private Colleges & Univ. Auth.
  Emory Univ., 5.50%, 11/1/24                   6,225                  6,495

Gwinnett County School Dist., GO,
    6.40%, 2/1/11                          $    1,905             $    2,242

Metropolitan Atlanta Rapid Transit Auth.
    6.90%, 7/1/16 (Prerefunded 7/1/04!)
    (MBIA Insured)                              5,655                  6,046

Municipal Electric Auth. of Georgia
    5.50%, 1/1/20                               3,000                  3,240

    5.70%, 1/1/19 (FGIC Insured)                5,100                  5,671

    6.40%, 1/1/07 (Escrowed to Maturity)
    (AMBAC Insured)                             7,500                  8,478

    7.25%, 1/1/24 (AMBAC Insured)               6,500                  8,402

Total Georgia (Cost $90,165)                                          99,705


HAWAII  0.5%

Hawaii Airport System, 5.75%,
    7/1/21 (FGIC Insured)                       4,000                  4,268

Hawaii Dept. of Budget & Fin.,
  Hawaii Pacific Health
    6.25%, 7/1/21                               4,000                  4,078

Total Hawaii (Cost $7,814)                                             8,346


IDAHO  0.2%

Nez Perce County IDRB, PCR, Potlatch,
    7.00%, 12/1/14                              2,600                  2,616

Total Idaho (Cost $2,600)                                              2,616


ILLINOIS  3.7%

Chicago
    6.75%, 1/1/35 (Prerefunded 7/1/10!)
    (FGIC Insured)                              5,000                  6,040

Chicago, GO
    5.50%, 1/1/14 (FSA Insured)                 5,000                  5,514

    5.50%, 1/1/18 (AMBAC Insured)               3,880                  4,239

Chicago O'Hare Int'l. Airport,
  United Airlines
    6.30%, 5/1/16 *                             4,555                  1,002

Chicago Water, 5.75%, 11/1/30
    (AMBAC Insured)                             1,400                  1,551

Illinois
    5.50%, 6/15/16                              2,000                  2,164

    6.125%, 6/15/16                             2,000                  2,260

Illinois EFA, Northwestern Univ.,
    5.25%, 11/1/14                              4,000                  4,335

Illinois HFA
  Herman M. Finch Univ.
    VRDN (Currently 0.85%)                 $    3,000             $    3,000

  Glen Oaks Medical Center
    7.00%, 11/15/19 (Escrowed to Maturity)      3,300                  3,402

Metropolitan Pier & Expo Auth.
    Zero Coupon, 6/15/08 (FGIC Insured)           130                    112

    Zero Coupon, 6/15/18 (FGIC Insured)        14,160                  6,616

    Zero Coupon, 12/15/24 (MBIA Insured)       10,000                  3,060

Regional Transportation Auth.
    6.70%, 11/1/21 (FGIC Insured)               5,000                  6,129

    7.75%, 6/1/19 (FGIC Insured)                5,350                  7,133

Total Illinois (Cost $54,759)                                         56,557


INDIANA  1.2%

Goshen, Greencroft Obligated Group,
    5.75%, 8/15/19                              3,000                  2,723

Indiana HFFA, Clarian Health Partners,
    5.50%, 2/15/16                              6,705                  6,908

Indiana State Office Building Commission, GO
    5.50%, 7/1/20 (AMBAC Insured)               4,500                  4,681

Indiana Transportation Fin. Auth.,
    5.375%, 12/1/25                             4,000                  4,102

Total Indiana (Cost $17,554)                                          18,414


IOWA  0.7%

Iowa Fin. Auth.
  Single Family Mortgage, 5.70%, 1/1/27         4,150                  4,241

  Wesley Retirement Services, 6.25%, 2/1/12     2,400                  2,362

Scott County, Ridgecrest Village,
    7.25%, 11/15/26                             4,000                  4,044

Total Iowa (Cost $10,248)                                             10,647


LOUISIANA  0.4%

Calcasieu Parish, PCR, Entergy,
    5.45%, 7/1/10                               1,750                  1,698

West Feliciana Parish PCR, Entergy,
    5.65%, 9/1/04                               5,000                  5,098

Total Louisiana (Cost $6,750)                                          6,796


MAINE  0.2%

Maine Housing Auth., 6.10%, 11/15/15
    (AMBAC Insured)                             3,000                  3,148

Total Maine (Cost $3,000)                                              3,148

MARYLAND  3.4%

Baltimore City, Convention Center
    6.00%, 9/1/17 (Prerefunded 9/1/04!)
    (FGIC Insured)                         $    1,750             $    1,837

Baltimore County, GO, VRDN
    (Currently 0.90%)                           1,000                  1,000

Baltimore County Mortgage, Springhill Housing
    VRDN (Currently 0.85%)
    (GNMA Guaranteed)                           1,000                  1,000

Baltimore IDA, GO, VRDN (Currently 0.83%)       1,300                  1,300

Calvert County Economic Dev.
  Asbury Solomons Obligation Group
    VRDN (Currently 0.85%)                      2,700                  2,700

Frederick County EFA, Hood College
    VRDN (Currently 0.85%)                      1,660                  1,660

Maryland CDA
  Single Family
    5.95%, 4/1/16                               5,000                  5,219

    6.45%, 4/1/14                               2,000                  2,054

Maryland HHEFA
  Catholic Health Initiatives,
    VRDN (Currently 0.90%)                      2,100                  2,100

  Charlestown Community Health
    VRDN (Currently 0.84%)                      1,030                  1,030

  Johns Hopkins Hosp., Zero Coupon, 7/1/19      7,675                  3,409

  Loyola College
    VRDN (Currently 0.92%) (MBIA Insured)         400                    400

  Mercy Ridge Retirement Community
    6.00%, 4/1/35                               2,535                  2,437

  Sheppard & Enoch Pratt Foundation
    Residual Interest Bond / Inverse Floater
    (Currently 1.05%), 7/1/28 (RAA Insured)     5,000                  5,000

  Univ. of Maryland Medical System
    7.00%, 7/1/22 (FGIC Insured)                1,500                  1,857

Prince George's County, Dimensions Health,
    5.30%, 7/1/24                               6,685                  4,336

Univ. of Maryland, 5.75%, 4/1/17
    (Prerefunded 4/1/06!)                       5,000                  5,546

Washington Suburban Sanitary District, GO
    VRDN (Currently 0.83%)                     10,000                 10,000

Total Maryland (Cost $52,129)                                         52,885

MASSACHUSETTS  5.8%

Massachusetts, GO
    5.25%, 8/1/16                          $   10,000             $   10,660

  Central Artery
    VRDN (Currently 0.87%)                      4,750                  4,750

Massachusetts Bay Transportation Auth., GO
    7.00%, 3/1/14                               3,150                  3,869

    7.00%, 3/1/21                               6,200                  7,732

Massachusetts Dev. Fin. Agency, Boston Univ.
    5.375%, 5/15/39 (XLCA Insured)              5,000                  5,058

Massachusetts HEFA
  Harvard Univ.
    5.00%, 7/15/22                              7,450                  7,594

    6.00%, 7/1/35 (Prerefunded 7/1/10!)         3,500                  4,093

    6.25%, 4/1/20                               5,000                  5,892

  Partners Healthcare System, 5.75%, 7/1/32     4,400                  4,525

Massachusetts Housing Fin. Agency,
    6.30%, 12/1/14                              2,900                  3,009

Massachusetts Municipal Wholesale Electric
    5.25%, 7/1/04 (MBIA Insured)                7,000                  7,244

Massachusetts Port Auth., 5.75%, 7/1/29         5,000                  5,143

Massachusetts Water Pollution Abatement Trust
    5.00%, 8/1/32                               5,000                  4,954

    5.25%, 8/1/20                               3,750                  3,882

    5.75%, 8/1/29                               5,000                  5,337

    6.00%, 8/1/19                               5,000                  5,772

Total Massachusetts (Cost $83,615)                                    89,514


MICHIGAN  1.7%

Michigan Building Auth., GO,
    5.50%, 10/15/19                             5,000                  5,354

Michigan Hosp. Fin. Auth.
  Ascension Health, 5.25%, 11/15/26             3,570                  3,509

  Trinity Health, 6.00%, 12/1/20                1,500                  1,611

Michigan Public Power Agency, 5.25%, 1/1/18
  (MBIA Insured)                                2,750                  2,945

Michigan Strategic Fund, IDRB, Detroit Edison,
    5.45%, 9/1/29                               5,750                  5,788

Univ. of Michigan Board of Trustees
    VRDN (Currently 0.80%)                      3,300                  3,300

Univ. of Michigan
  Univ. of Michigan Hosp.
    VRDN (Currently 0.80%)                 $    2,300             $    2,300

  Univ. of Michigan Medical Savings Plan
    VRDN (Currently 0.85%)                        800                    800

  Total Michigan (Cost $25,227)                                       25,607


MINNESOTA  0.7%

Minneapolis & St. Paul Metropolitan Airport
    5.25%, 1/1/32 (FGIC Insured)               10,000                 10,066

Total Minnesota (Cost $9,741)                                         10,066


MISSISSIPPI  1.1%

Gulfport Hosp. Fac., Memorial Hosp.
  at Gulfport
    5.75%, 7/1/31                               3,500                  3,552

Mississippi, GO, 5.25%, 11/1/14                 4,000                  4,386

Mississippi Business Fin., PCR, Entergy,
    5.90%, 5/1/22                               7,000                  6,883

Warren County, PCR, Entergy, 7.00%, 4/1/22      1,500                  1,524

Total Mississippi (Cost $16,281)                                      16,345


MISSOURI  0.3%

Good Shepherd Nursing Home Dist.,
    5.90%, 8/15/23                              2,000                  1,749

Missouri Environmental Improvement
  & Energy Resource Auth.
    5.375%, 7/1/18                              2,595                  2,836

Total Missouri (Cost $4,795)                                           4,585


MONTANA  0.6%

Forsyth PCR, Puget Sound Energy
    5.00%, 3/1/31 (AMBAC Insured)              10,000                  9,897

Total Montana (Cost $10,288)                                           9,897


NEBRASKA  0.5%

Lincoln Electric Systems, 5.00%, 9/1/23         4,060                  4,063

Omaha Public Power Dist.
    6.20%, 2/1/17 (Escrowed to Maturity)        3,000                  3,502

Total Nebraska (Cost $7,190)                                           7,565

NEVADA  1.9%

Clark County, Fuel Tax, 5.125%, 7/1/16
    (AMBAC Insured)                        $   10,870             $   11,530

Clark County Airport, McCarran
  Int'l. Airport
    4.75%, 7/1/22 (MBIA Insured)                2,970                  2,873

Clark County IDRB, PCR, Southwest Gas,
    5.45%, 3/1/13                               5,000                  5,024

Clark County School Dist., GO, 7.00%,
    6/1/11 (MBIA Insured)                       3,500                  4,245

Nevada, GO, 7.25%, 11/1/10
    (Escrowed to Maturity)                      3,050                  3,094

Truckee Meadows Water Auth., 5.50%,
    7/1/19 (FSA Insured)                        2,500                  2,670

Total Nevada (Cost $28,083)                                           29,436


NEW HAMPSHIRE  2.2%

New Hampshire Business Fin. Auth., PCR
  Public Service Co. of New Hampshire
    5.45%, 5/1/21 (MBIA Insured)               14,500                 15,183

New Hampshire HHEFA
  Covenant Health System, 6.00%, 7/1/22         3,400                  3,480

  Dartmouth-Hitchcock Obligation Group
    5.50%, 8/1/27 (FSA Insured)                 7,930                  8,271

  Wentworth-Douglas Hosp.
    5.375%, 1/1/15 (MBIA Insured)               5,600                  6,030

Total New Hampshire (Cost $31,960)                                    32,964


NEW JERSEY  0.8%

New Jersey Economic Dev. Auth., Harrogate
    5.875%, 12/1/26                             3,500                  3,309

New Jersey HFFA
  Pascack Valley Hosp. Assoc.
    6.50%, 7/1/23                               3,000                  2,991

    6.625%, 7/1/36                              1,000                    995

New Jersey Sports & Exhibition Auth.,
  Monmouth Park
    8.00%, 1/1/25 (Prerefunded 1/1/05!)         4,500                  4,990

Total New Jersey (Cost $11,303)                                       12,285

NEW MEXICO  0.7%

Farmington PCR
  El Paso Electric, 6.375%,
    8/1/05                                 $    2,500             $    2,585

  Public Service of New Mexico,
    2.75%, 4/1/04                               7,500                  7,485

Total New Mexico (Cost $10,101)                                       10,070


NEW YORK  15.6%

Dormitory Auth. of the State of New York
    VRDN (Currently 0.85%)
    (FGIC Insured)                              3,921                  3,921

    5.75%, 7/1/13                              10,000                 11,238

    5.75%, 7/1/18 (AMBAC Insured)               5,000                  5,677

    5.75%, 5/15/19 (Prerefunded 5/15/10!)
    (FGIC Insured)                              4,945                  5,691

  State Univ. Ed. Fac.
    5.25%, 5/15/19                              3,325                  3,551

    6.00%, 7/1/14                              10,000                 11,383

  State Univ. of New York
    5.25%, 5/15/15 (AMBAC Insured)              3,600                  3,929

Long Island Power Auth., 5.00%, 9/1/24          2,000                  1,944

Metropolitan Transportation Auth.
    5.00%, 4/1/29 (Prerefunded 10/1/14!)
    (FSA Insured)                               7,290                  7,910

    5.125%, 11/15/31                            7,000                  6,861

    5.25%, 11/15/31                             2,945                  2,915

    5.25%, 11/15/32                            10,000                  9,896

    5.75%, 7/1/21 (Prerefunded 1/1/08!)
    (MBIA Insured)                             12,750                 14,587

New York City, GO
    5.50%, 6/1/21                               7,500                  7,728

    6.00%, 12/1/18 (Escrowed to Maturity)       5,000                  5,053

    6.00%, 2/15/25 (Prerefunded 2/15/05!)       1,990                  2,146

    6.00%, 10/15/26                             1,950                  2,033

    6.00%, 5/15/30                              2,880                  3,067

    6.25%, 8/1/09                               5,050                  5,594

New York City Municipal Water Fin. Auth.
    5.00%, 6/15/32                             10,000                  9,805

    5.50%, 6/15/33                         $    9,000             $    9,323

    6.00%, 6/15/33 (Prerefunded 6/15/10!)       2,220                  2,591

New York City Transitional Fin. Auth.
    STEP, 5.25%, 2/1/29                        16,640                 17,842

    5.75%, 11/15/20                             4,990                  5,454

    5.75%, 11/15/20 (Prerefunded 5/15/10!)        510                    587

    6.00%, 8/15/17 (Prerefunded 8/15/09!)       4,000                  4,692

New York State Environmental Fac. Corp., PCR
    6.90%, 11/15/15                               215                    232

    6.90%, 11/15/15 (Prerefunded 11/15/04!)     5,150                  5,613

New York State Medical Care Fac.
    6.50%, 8/15/24 (Prerefunded 8/15/04!)       5,895                  6,319

    6.50%, 8/15/29 (Prerefunded 2/15/05!)
    (AMBAC Insured)                             4,625                  5,064

New York State Mortgage Agency,
    5.70%, 4/1/16                               4,090                  4,244

New York State Thruway Auth.
    5.00%, 4/1/19 (AMBAC Insured)               5,000                  5,123

    5.50%, 3/15/20                              3,000                  3,182

New York State Urban Dev. Corp.,
    5.50%, 7/1/26                              10,000                 10,384

Tobacco Settlement Fin. Corp.,
    5.50%, 6/1/19                               2,500                  2,572

Triborough Bridge & Tunnel Auth.
    5.25%, 1/1/28 (Prerefunded 1/1/07!)        10,000                 10,556

    5.50%, 1/1/17 (Escrowed to Maturity)       18,275                 20,365

Total New York (Cost $219,309)                                       239,072


NORTH CAROLINA  1.6%

Cumberland County, Civic Center
    6.40%, 12/1/24 (Prerefunded 12/1/04!)
    (AMBAC Insured)                             2,750                  2,986

North Carolina, GO, VRDN (Currently 0.88%)        960                    960

North Carolina Eastern Municipal Power Agency
    5.30%, 1/1/15                               1,000                  1,015

    5.375%, 1/1/16                              2,000                  2,025

    6.70%, 1/1/19                               3,965                  4,269

    7.50%, 1/1/10                               4,330                  5,053

    7.50%, 1/1/10 (Escrowed to Maturity)        4,650                  5,763

North Carolina Municipal Power Agency,
  Catawba Electric
    5.50%, 1/1/13                               2,250                  2,390

Total North Carolina (Cost $21,966)                                   24,461

NORTH DAKOTA  0.3%

Mercer County, PCR, Basin Electric
  Power Co-Op.
    6.05%, 1/1/19 (AMBAC Insured)          $    4,500             $    4,817

Total North Dakota (Cost $4,532)                                       4,817


OHIO  2.0%

Cuyahoga County, Cleveland Clinic
  Obligation Group
    6.00%, 1/1/32                               5,000                  5,218

Montgomery County Hosp.,
  Catholic Health Initiatives
    6.00%, 12/1/19                              6,500                  6,918

Ohio Air Quality Dev. Auth., PCR,
  FirstEnergy, 5.80%, 12/1/04                   5,950                  6,091

Ohio State Univ.
    5.25%, 6/1/14                               3,005                  3,260

    5.25%, 12/1/16                              5,000                  5,314

Ohio Water Dev. Auth., PCR, FirstEnergy,
    7.70%, 8/1/25                               3,950                  4,258

Total Ohio (Cost $30,097)                                             31,059


OKLAHOMA  0.5%

Jackson County Memorial Hosp. Auth.
  Jackson County Memorial Hosp.
    7.30%, 8/1/15                               2,000                  1,892

Tulsa County Home Fin. Auth.
    6.90%, 8/1/10 (Escrowed to Maturity)
    (FGIC Insured)                              4,250                  5,125

Total Oklahoma (Cost $6,039)                                           7,017


OREGON  0.5%

Oregon Housing & Community Services Dept.,
    6.00%, 7/1/20                               4,450                  4,662

Umatilla County Hosp. Fac. Auth.
  Catholic Health Initiatives,
    5.50%, 3/1/22                               2,210                  2,256

Total Oregon (Cost $6,641)                                             6,918


PENNSYLVANIA  2.6%

Allegheny County Hosp. Dev. Auth.
  West Penn Allegheny Health System
    9.25%, 11/15/22                             3,000                  2,913

    9.25%, 11/15/30                        $      200             $      194

Beaver County IDA, PCR, FirstEnergy,
    7.75%, 7/15/25                              3,900                  4,202

Chester County HEFA, Jefferson Health System
    5.375%, 5/15/27                            12,000                 11,801

Cumberland County Municipal Auth.,
  Wesley Affiliated Services
    7.125%, 1/1/25                              3,000                  2,956

Pennsylvania Convention Center Auth.
    6.70%, 9/1/14 (FSA Insured)                 5,000                  5,350

Pennsylvania Intergov't. Cooperative Auth.
    6.75%, 6/15/21 (Prerefunded 6/15/05!)
    (FGIC Insured)                              4,750                  5,205

Pennsylvania Turnpike Commission
    5.50%, 7/15/33 (AMBAC Insured)              3,500                  3,648

West Shore Area Auth., Holy Spirit Hosp.,
    6.20%, 1/1/26                               3,250                  3,283

Total Pennsylvania (Cost $37,653)                                     39,552


RHODE ISLAND  0.1%

Tobacco Settlement Fin. Corp.,
    6.125%, 6/1/32                              2,500                  1,987

Total Rhode Island (Cost $2,410)                                       1,987


SOUTH CAROLINA  2.7%

Connector 2000 Assoc.
    Zero Coupon, 1/1/09                         2,700                  1,325

    Zero Coupon, 1/1/10                         3,400                  1,516

    Zero Coupon, 1/1/11                         2,200                    508

    Zero Coupon, 1/1/29                        20,500                    925

Georgetown County PCR, Int'l. Paper,
    5.70%, 4/1/14                               4,000                  4,181

Piedmont Municipal Power Agency
    6.50%, 1/1/14                               3,000                  3,524

    6.50%, 1/1/14 (Escrowed to Maturity)
    (FGIC Insured)                                500                    602

South Carolina Public Service Auth.
    5.875%, 1/1/23 (FGIC Insured)               8,030                  8,717

    6.25%, 1/1/22 (AMBAC Insured)              17,750                 19,497

Total South Carolina (Cost $42,219)                                   40,795

TENNESSEE  1.6%

Chattanooga Health Ed.
  & Housing Fac. Board
    6.625%, 9/1/07 (Escrowed to Maturity)
    (MBIA Insured)                         $    2,950             $    3,433

    6.625%, 9/1/08 (Escrowed to Maturity)
    (MBIA Insured)                              3,150                  3,731

Clarksville Public Building Auth., GO
    VRDN (Currently 0.85%)                      2,680                  2,680

Metropolitan Nashville & Davidson Counties
  Water & Sewer
    7.70%, 1/1/12 (FGIC Insured)                6,250                  7,829

Sevier County Public Building Auth., GO
    VRDN (Currently 0.82%) (FSA Insured)        1,685                  1,685

Shelby County Health Ed. & Housing Board
  Le Bonhuer Children's Medical Center
    5.50%, 8/15/12 (Escrowed to Maturity)
    (MBIA Insured)                              4,000                  4,416

Total Tennessee (Cost $21,325)                                        23,774


TEXAS  8.3%

Abilene Health Fac. Dev. Corp.
  Sears Methodist Retirement System
    7.00%, 11/15/33                             3,500                  3,375

Amarillo Health Fac. Dev. Corp.
  Sears Panhandle Retirement
    7.75%, 8/15/26 (Prerefunded 8/15/06!)       5,000                  5,936

Austin, 5.125%, 5/15/27 (FSA Insured)          10,955                 10,942

Bell County Health Fac. Dev. Corp.
  Scott & White Memorial Hosp.
    VRDN (Currently 0.80%) (MBIA Insured)       2,000                  2,000

Brazos River Auth., PCR, Centerpoint Energy,
    7.75%, 12/1/18                              4,000                  4,317

Denison Hosp. Auth., Texoma Medical Center,
    7.00%, 8/15/14                              4,245                  4,259

Harris County, GO, Zero Coupon,
    8/15/04 (MBIA Insured)                      6,000                  5,939

Harris County Health Fac. Dev.
    7.125%, 6/1/15 (Prerefunded 6/1/02!)        1,110                  1,161

  Memorial Hermann Healthcare System
    6.375%, 6/1/29                              4,000                  4,234

  St. Luke's Episcopal Hosp.
    5.375%, 2/15/26                        $    5,500             $    5,475

  Texas Childrens Hosp.
    VRDN (Currently 0.87%)
    (MBIA Insured)                              5,200                  5,200

    5.25%, 10/1/19                              5,000                  5,036

Harris County Hosp. Dist.
  7.40%, 2/15/10 (Escrowed to Maturity)
    (AMBAC Insured)                               625                    704

Houston
    6.40%, 6/1/27                               4,250                  4,601

  GO, 5.50%, 3/1/18 (FSA Insured)               2,750                  2,937

Houston Airport Systems
    5.50%, 7/1/18 (FSA Insured)                 2,265                  2,417

    5.50%, 7/1/19 (FSA Insured)                 2,000                  2,120

Houston Higher Ed. Fin. Corp., Rice Univ.
    5.375%, 11/15/29                           11,450                 11,685

Houston Independent School Dist., GO
    5.00%, 7/15/20 (FSA Insured)                3,000                  3,035

Houston Water & Sewer System
    5.75%, 12/1/18 (AMBAC Insured)              3,000                  3,284

Lower Colorado River Auth., 6.00%,
    5/15/12 (FSA Insured)                       6,095                  6,886

Sabine River Auth., PCR
  TXU Energy
    4.00%, 11/1/03                              3,500                  3,507

    5.50%, 11/1/11                              4,580                  4,732

    5.80%, 7/1/22                               1,500                  1,450

  Intl. Paper, 6.20%, 2/1/25                    2,500                  2,537

San Antonio Electric & Gas, VRDN
  (Currently 0.95%)                             5,000                  5,000

Texas A&M Univ.
    5.375%, 5/15/16                             4,750                  5,087

    5.375%, 5/15/18                             2,570                  2,719

Texas Dept. of Housing & Community Affairs
    6.40%, 1/1/27                               3,500                  3,552

Texas Water Dev. Board, VRDN
  (Currently 0.85%)                               295                    295

Univ. of Texas, Board of Regents,
    5.25%, 8/15/17                              2,925                  3,160

Total Texas (Cost $122,081)                                          127,582

VERMONT  0.4%

Vermont Ed. & Health Buildings Fin. Agency
  Fletcher Allen Healthcare
    VR, 6.15%, 9/1/13 (FGIC Insured)       $    4,650             $    4,760

    VR, 6.25%, 9/1/23 (FGIC Insured)            2,000                  2,047

  Total Vermont (Cost $6,650)                                          6,807


VIRGINIA  2.6%

Chesapeake IDA, PCR, Virginia
  Electric & Power
    5.25%, 2/1/08                               3,000                  3,104

Fairfax County Water Auth.

    6.00%, 4/1/22                               3,835                  4,236
    6.00%, 4/1/22 (Prerefunded 4/1/07!)         3,815                  4,373

Fredericksburg IDA, Medicorp Health System,
    5.25%, 6/15/27                              2,750                  2,663

Greater Richmond Convention Center,
    6.125%, 6/15/29                             8,550                  9,236

Henrico County Economic Dev. Auth.
  Bon Secours Health System
    5.75%, 11/15/04 (Prerefunded 11/15/04!)    10,000                 10,556

Virginia Resources Auth.
  Goochland County Water & Sewer
    Zero Coupon, 11/1/18                        1,680                    777

    Zero Coupon, 11/1/21                        1,615                    616

Virginia Transportation Board,
    5.25%, 5/15/20                              4,620                  4,797

Total Virginia (Cost $37,721)                                         40,358


WASHINGTON  5.4%

Chelan County Public Utility Dist.,
  Rock Island Hydro
    Zero Coupon, 6/1/18 (MBIA Insured)         10,100                  4,618

King County Public Hosp.,
  Valley Medical Center
    5.75%, 9/1/20 (AMBAC Insured)               9,950                 10,906

King County Water & Sewer, 5.00%, 1/1/35
    (FSA Insured)                              10,000                  9,757

Port of Seattle, 5.50%, 2/1/26
    (MBIA Insured)                              5,000                  5,170

Snohomish County Housing Auth.,
  Millwood Estates
    5.50%, 6/1/29                               3,750                  3,714

Tacoma Electric System
    6.25%, 1/1/15 (Prerefunded 1/1/04!)
    (FGIC Insured) **                           7,550                  7,835

Tacoma Solid Waste Utility
    5.50%, 12/1/17 (AMBAC Insured)         $   12,080             $   12,997

    5.50%, 12/1/17 (Prerefunded 12/1/07!)
    (AMBAC Insured)                             2,420                  2,749

Washington, GO
    5.70%, 10/1/15                             14,000                 15,665

    6.625%, 1/1/25                              6,100                  6,985

Washington Public Power Supply System
    5.25%, 7/1/16 (FSA Insured)                 3,000                  3,161

Total Washington (Cost $77,420)                                       83,557


WEST VIRGINIA  1.8%

Mason County PCR, Appalachian Power Company

    5.50%, 10/1/22                              8,000                  7,770

West Virginia Building Commission, GO
    5.375%, 7/1/18 (AMBAC Insured)              2,915                  3,143

West Virginia Building Commission
    5.375%, 7/1/21 (AMBAC Insured)              5,500                  5,848

West Virginia Hosp. Fin. Auth.
  Charleston Area Medical Center
    5.75%, 9/1/13 (MBIA Insured)                4,200                  4,525

  Oak Hill Hosp.
    6.75%, 9/1/22 (Prerefunded 9/1/10!)         5,000                  6,053

Total West Virginia (Cost $25,824)                                    27,339


WISCONSIN  0.8%

Wisconsin HEFA
  Froedert & Community Health
    5.625%, 10/1/14                             1,000                  1,050

    5.625%, 10/1/15                             1,100                  1,149

    5.625%, 10/1/17                             3,725                  3,838

  United Health, 5.50%, 12/15/16
    (MBIA Insured)                              6,540                  6,861

Total Wisconsin (Cost $12,312)                                        12,898

WYOMING  0.7%

Wyoming CDA
    5.30%, 6/1/17                          $    4,600             $    4,711

    5.70%, 12/1/35                              5,175                  5,295

Total Wyoming (Cost $9,764)                                           10,006

Total Investments in Securities
99.6% of Net Assets (Cost $1,447,400)                             $1,530,278


Futures Contracts
                                       Contract      Unrealized
                     Expiration           Value     Gain (Loss)
                     -----------     -----------    -----------
                                            In thousands

Short, 100 ten year
U.S. Treasury
contracts, $233,000
par of 6.25% Tacoma
Electric System bonds
pledged
as initial margin          9/03     $   (11,153)    $        15

Short, 50 thirty year
U.S. Treasury
contracts, $117,000
par of 6.25% Tacoma
Electric System bonds
pledged as initial
margin                     9/03          (5,370)             (9)

Net payments (receipts)
of variation
margin to date                                               22

Variation margin
receivable (payable)
on open futures
contracts                                                                    28

Other Assets
Less Liabilities                                                          5,659

NET ASSETS                                                          $ 1,535,965
                                                                    -----------

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Net Assets Consist of:
Undistributed net
investment
income (loss)                                                       $     2,983

Undistributed net
realized
gain (loss)                                                                 468

Net unrealized
gain (loss)                                                              82,884

Paid-in-capital
applicable to
156,848,392 shares
of $1.00 par value
capital stock
outstanding; 500,000,000
shares authorized                                                     1,449,630

NET ASSETS                                                          $ 1,535,965
                                                                    -----------

NET ASSET VALUE PER SHARE

Tax-Free Income shares
($1,442,997,389/147,359,675 shares outstanding)                     $      9.79
                                                                    -----------

Tax-Free Income-Advisor Class shares
($92,967,306/9,488,717 shares outstanding)                          $      9.80
                                                                    -----------


   ** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003
    !   Used in determining portfolio maturity
    *   Non-income producing
AMBAC   Ambac Assurance Corp.
  CDA   Community Development Administration
  COP   Certificates of Participation
  EFA   Educational Facility Authority
 FGIC   Financial Guaranty Insurance Company
  FSA   Financial Security Assurance Inc.
 GNMA   Government National Mortgage Association
   GO   General Obligation
 HEFA   Health & Educational Facility Authority
  HFA   Health Facility Authority
  HFC   Housing Finance Corp.
 HFFA   Health Facility Financing Authority
HHEFA   Health & Higher Educational Facility Authority
  IDA   Industrial Development Authority/Agency
  IDB   Industrial Development Bond
 IDRB   Industrial Development Revenue Bond
 MBIA   MBIA Insurance Corp.
  PCR   Pollution Control Revenue
  RAA   Radian Asset Assurance Inc.
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
   VR   Variable Rate
 VRDN   Variable-Rate Demand Note
 XLCA   XL Capital Assurance Inc.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                  6 Months
                                                                     Ended
                                                                   8/31/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income                                                 $   38,654

Expenses

  Investment management                                              3,603

  Shareholder servicing

     Tax-Free Income shares                                            341

     Tax-Free Income-Advisor Class shares                                4

  Custody and accounting                                               122

  Registration                                                          36

  Prospectus and shareholder reports

     Tax-Free Income shares                                             30

  Distribution-Tax-Free Income-Advisor Class shares                     30

  Legal and audit                                                       10

  Directors                                                              5


  Miscellaneous                                                          5

  Total expenses                                                     4,186

Net investment income (loss)                                        34,468

Realized and Unrealized Gain (Loss)
Net realized gain (loss)

  Securities                                                         2,498

  Futures                                                             (380)

  Written options                                                       96

  Net realized gain (loss)                                           2,214

Change in net unrealized gain (loss)

  Securities                                                       (42,955)

  Futures                                                               88

  Change in net unrealized gain (loss)                             (42,867)

Net realized and unrealized gain (loss)                            (40,653)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $   (6,185)
                                                                ----------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                             6 Months                   Year
                                                Ended                  Ended
                                              8/31/03                2/28/03
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $   34,468             $   70,062

  Net realized gain (loss)                      2,214                  3,207

  Change in net unrealized gain (loss)        (42,867)                30,869

  Increase (decrease) in net
  assets from operations                       (6,185)               104,138

Distributions to shareholders

  Net investment income

    Tax-Free Income shares                    (33,598)               (69,358)

    Tax-Free Income-Advisor Class shares         (537)                    (2)

    Decrease in net assets
    from distributions                        (34,135)               (69,360)

Capital share transactions *

  Shares sold

    Tax-Free Income shares                     94,627                190,501

    Tax-Free Income-Advisor Class shares       98,188                    145

  Distributions reinvested

    Tax-Free Income shares                     22,488                 46,518

    Tax-Free Income-Advisor Class shares          548                      2

  Shares redeemed

    Tax-Free Income shares                   (136,791)              (213,110)

    Tax-Free Income-Advisor Class shares       (3,498)                  --

  Increase (decrease) in net assets from
  capital share transactions                   75,562                 24,056

Net Assets
Increase (decrease) during period              35,242                 58,834

Beginning of period                         1,500,723              1,441,889

End of period                              $1,535,965             $1,500,723
                                           ----------             ----------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                             6 Months                   Year
                                                Ended                  Ended
                                              8/31/03                2/28/03
--------------------------------------------------------------------------------

*Share information

  Shares sold

    Tax-Free Income shares                      9,433                 19,343

    Tax-Free Income-Advisor Class shares        9,772                     14

  Distributions reinvested

    Tax-Free Income shares                      2,250                  4,713

    Tax-Free Income-Advisor Class shares           56                   --

  Shares redeemed

    Tax-Free Income shares                    (13,676)               (21,619)

    Tax-Free Income-Advisor Class shares         (354)                  --

  Increase (decrease) in shares outstanding     7,481                  2,451



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, investment-grade municipal securities. The fund has two classes of shares: Tax-Free Income Fund (Tax-Free Income class), offered since October 26, 1976, and Tax-Free Income Fund-Advisor Class (Advisor Class), which was first offered on September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts
     Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Class Accounting
     The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2003, were as follows:

                                            Number of
                                            Contracts               Premiums
--------------------------------------------------------------------------------

Outstanding at beginning
of period                                          --               $     --

Written                                           100                 99,000

Expired                                          (100)               (99,000)

Outstanding
at end of period                                   --               $     --
--------------------------------------------------------------------------------

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $266,381,000 and $241,430,000, respectively, for the six months ended August 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

     At August 31, 2003, the cost of investments for federal income tax purposes was $1,445,907,000. Net unrealized gain aggregated $84,377,000 at period-end, of which $98,216,000 related to appreciated investments and $13,839,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $605,000.

     Through June 30, 2004, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 0.90%. Thereafter, through June 30, 2006, the Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 0.90% for the Advisor Class. This agreement had no impact on the fund's total expenses during the six months ended August 31, 2003 and, at that date, no amounts were subject to future reimbursement by the fund.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $282,000 for the six months ended August 31, 2003, of which $51,000 was payable at period-end.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 17, 2003